Equity (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands				9 Months Ended
	Jul. 08, 2020 ILS (₪)	Jul. 08, 2020 USD ($) $ / shares shares	May 15, 2020 shares	Sep. 30, 2020
Equity (Textual)
Warrants expire, shares | shares			540,639
Total consideration | ₪	₪ 166
Ordinary shares | shares		240,000
Exercise price | $ / shares		$ 7.98
USD [Member]
Equity (Textual)
Total consideration | $		$ 48
ADS [Member]
Equity (Textual)
Purchase warrants, description				676,118 NASDAQ listed warrants were exercised into 27,044,720 Ordinary shares at an exercise price of $6.25 for a total consideration of NIS 14,790 (approximately $ 4,298) and 611,565 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 were exercised on a cashless basis into 24,462,600 Ordinary shares.
Total consideration | ₪	₪ 6,000